Other (Expense) Income, net - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Foreign currency transaction losses		$ 1.6	$ 0.6	$ 0.4
Defined benefit plan premium refund	$ 1.6			1.6
Pension settlement charge				$ 22.7